CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND

CLEARWATER SMALL CAP FUND

CLEARWATER TAX-EXEMPT FUND

CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS

DATED OCTOBER 9, 2009

This supplement provides new information different than that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following changes are made to the Prospectus of the Clearwater Investment Trust with respect to the Clearwater International Fund:

After the table describing the assumptions of the expense example under the heading “Example” on page 19, the following paragraph should be added:

Under its agreement with the investment manager, the Fund pays a management fee of 1.00% of average daily net assets. However, beginning October 1, 2009, the investment manager voluntarily reduced management fees otherwise payable by the Fund to 0.80%. Had the above example been calculated using the new reduced fee the one year and three year fee totals would have been $82.40 and $259.20, respectively. It is the investment manager's current intent to continue this fee reduction indefinitely. Nonetheless, the investment manager may terminate this voluntary fee reduction at any time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND

CLEARWATER SMALL CAP FUND

CLEARWATER TAX-EXEMPT FUND

CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 9, 2009

This supplement provides new information different than that contained in the Statement of Additional Information and any previous supplements. It should be retained and read in conjunction with the Statement of Additional Information and any previous supplements.

The following changes are made to the Statement of Additional Information of the Clearwater Investment Trust:

In the table entitled “Information about the Funds' Executive Officers and Interested Trustees” on page 36, the information related to Susanne S. Smith should be replaced with the following information:

Name, Address and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Last 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Director-ships Held by the Trustee

Jennifer D. Lammers (48) 30 East 7th Street, Saint Paul, Minnesota 55101	Chief Compliance Officer	Tenure: September 11, 2009 – Present Term: Reappointed Annually	U.S. Asset Management Chief Compliance Officer, Ameriprise Financial (2006- September 2009) Director- Mutual Funds, Voyageur Asset Management (2003-2006)	N/A	N/A

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.